UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

                                       BlackRock U.S. Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

                    Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Explanatory Note:

BlackRock U.S. Mortgage Portfolio (the “New Fund”), a newly created series of newly created Managed Account Series II, a Delaware statutory trust (the “New Trust”), is the successor to BlackRock U.S. Mortgage Portfolio (the “Fund”), a series of Managed Account Series, pursuant to a reorganization (the “Reorganization”) that took place on September 17, 2018. The New Fund was created for the purpose of receiving the assets of the Fund and carried on no business activities prior to the Reorganization. Upon consummation of the Reorganization, shareholders of the Fund became shareholders of the New Fund.

The New Fund has the same investment objective, strategies and policies, investment adviser and sub-advisers, portfolio management team and service providers as the Fund. The Fund is the performance and accounting survivor of the Reorganization, meaning that the New Fund assumed the performance and financial history of the Fund at the completion of the Reorganization.

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) July 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 5.3%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.77%, 09/15/26(a)(b)	USD	790	$792,951
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.42%, 06/15/27		792	792,450
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.12%, 03/15/28		1,940	1,931,388
CIFC Funding Ltd., Series 2014-V, (LIBOR USD 3 Month + 1.40%), 3.74%, 01/17/27(a)		3,300	3,301,660
CWABS, Inc. Trust, Series 2004-6, Class 2A4, (LIBOR USD 1 Month + 0.90%), 2.96%, 11/25/34(a)		19	18,915
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.54%, 08/15/30(a)(b)		1,000	1,000,886
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(c)		542	540,013
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.17%, 11/25/36(a)		11	4,795
OCP CLO Ltd., Series 2012-2A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.73%, 11/22/25(a)(b)		1,300	1,300,654
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		786	775,139
Series 2017-SFR1, Class A, 2.77%, 08/17/34		419	404,393
Scholar Funding Trust, Series 2011-A, Class A, (LIBOR USD 3 Month + 0.90%), 3.26%, 10/28/43(a)(b)		440	441,328
SMB Private Education Loan Trust, Series 2015-C, Class A3, (LIBOR USD 1 Month + 1.95%), 4.02%, 08/16/32(a)(b)		500	522,501
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 04/17/23		700	700,729

Total Asset-Backed Securities — 5.3% (Cost: $12,506,093)			12,527,802

Non-Agency Mortgage-Backed Securities — 15.7%

Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 07/25/19		30	29,916
Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 3.67%, 10/25/35(d)		262	254,401
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35		110	109,474
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		21	20,025
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, 11/25/57		530	524,872

			938,688

Security	Par (000)		Value
Commercial Mortgage-Backed Securities — 13.0%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(b)	USD	370	$374,054
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(d)		930	830,799
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.19%, 09/15/34(b)(d)		210	208,753
AREIT Trust, Series 2018-CRE1, Class A, 2.92%, 02/15/35(b)(c)(d)		547	547,529
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.12%, 12/15/36(b)(d)		330	330,415
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 3.50%, 11/15/33(b)(d)		200	200,173
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.92%, 01/15/33(b)(d)		220	220,018
BSPRT Issuer Ltd., Series 2017-FL2, Class A, 2.89%, 10/15/34(b)(d)		403	402,926
CCRESG Commercial Mortgage Trust(b):
Series 2016-HEAT, Class A, 3.36%, 04/10/29		950	943,477
Series 2016-HEAT, Class D, 5.49%, 04/10/29(d)		720	733,074
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,792	2,886,897
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		380	381,223
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(b)(d)		400	385,971
CLNS Trust, Series 2017-IKPR, Class E, 5.58%, 06/11/32(b)(d)		385	386,444
Commercial Mortgage Trust:
Series 2013-CR13, Class A4, 4.19%, 11/10/46(d)		780	805,792
Series 2014-CR17, Class A5, 3.98%, 05/10/47		100	102,164
Series 2014-TWC, Class A, 2.95%, 02/13/32(b)(d)		1,145	1,145,264
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		345	351,601
Series 2015-CR23, Class CMB, 3.69%, 05/10/48(b)(d)		800	801,694
Series 2015-CR25, Class C, 4.54%, 08/10/48(d)		50	49,360
Series 2015-CR26, Class ASB, 3.37%, 10/10/48		400	398,397
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		180	151,801
Series 2017-PANW, Class A, 3.24%, 10/10/29(b)		1,580	1,538,125

1

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust(b):
Series 2016-MFF, Class A, 3.67%, 11/15/33(d)	USD	222	$222,975
Series 2017-CALI, Class A, 3.43%, 11/10/32		460	454,963
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		710	701,994
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(b)(d)		215	209,708
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(b)		335	368,116
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class D, 3.72%, 02/15/37(b)(d)		100	99,890
GS Mortgage Securities Trust:
Series 2013-GC14, Class A4, 3.96%, 08/10/46		200	205,049
Series 2015-GC32, Class A4, 3.76%, 07/10/48		300	302,039
Series 2015-GC32, Class D, 3.35%, 07/10/48		500	403,737
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(b)(d)		1,250	1,214,219
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.65%, 03/15/50(b)(d)		970	917,032
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class A5, 3.80%, 07/15/47		650	657,721
Series 2015-JP1, Class E, 4.24%, 01/15/49(b)(d)		135	116,841
Series 2015-SGP, Class A, 3.77%, 07/15/36(b)(d)		235	235,563
Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(d)		640	596,590
Series 2017-MAUI, Class E, 5.05%, 07/15/34(b)(d)		2,270	2,275,659
Series 2018-ASH8, Class D, 4.12%, 02/15/35(b)(d)		260	260,653
LMREC, Inc., Series 2016-CRE2, Class A, 3.78%, 11/24/31(b)(d)		330	328,350
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50		905	907,129
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		80	62,802
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/32(b)		595	600,775
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class D, 4.02%, 11/15/34(b)(d)		580	583,101
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.02%, 06/15/35(b)(d)		190	190,049
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(b)(d)		780	720,586
RAIT Trust, Series 2017-FL7, Class A, 3.02%, 06/15/37(b)(d)		803	803,509
Wells Fargo Commercial Mortgage Trust(d):
Series 2016-NXS5, Class D, 4.88%, 01/15/59		1,337	1,278,119
Series 2018-BXI, Class E, 4.23%, 12/15/36(b)		100	99,569
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%, 08/15/47		675	668,971
Series 2014-C22, Class C, 3.76%, 09/15/57(d)		63	59,256
Series 2014-LC14, Class A4, 3.77%, 03/15/47		900	908,870

			30,629,786

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities — 2.3%(d)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 0.86%, 09/15/48	USD	957	$45,310
BANK, Series 2017-BNK9, Class XA, 0.82%, 11/15/54		4,356	257,609
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.74%, 05/10/58		2,911	289,213
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class XA, 1.39%, 02/10/48		8,492	584,003
Series 2017-P8, Class XA, 0.93%, 09/15/50		1,086	71,005
Core Industrial Trust(b):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		9,200	215,482
Series 2015-WEST, Class XA, 0.93%, 02/10/37		4,600	246,165
CSMC OA LLC, Series 2014-USA, Class X1, 0.55%, 09/15/37(b)		10,500	330,692
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.49%, 05/10/49		4,438	378,642
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XA, 1.02%, 12/15/48		2,044	111,499
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class XA, 1.02%, 03/15/50		22,717	1,449,954
Morgan Stanley Capital I, Series 2017-HR2, Class XA, 0.80%, 12/15/50		6,760	397,981
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.91%, 02/15/48		9,077	415,171
Series 2017-C41, Class XA, 1.24%, 11/15/50		3,902	335,470
Series 2018-C44, Class XA, 0.93%, 05/15/51		3,084	175,459

			5,303,655

Total Non-Agency Mortgage-Backed Securities — 15.7% (Cost: $37,080,668)			36,872,129

U.S. Government Sponsored Agency Securities — 168.1%

Collateralized Mortgage Obligations — 3.4%
Federal Home Loan Mortgage Corp.:
Series 4398, Class ZX, 4.00%, 09/15/54		290	294,747
Series 4253, Class DZ, 4.75%, 09/15/43		683	761,774
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2411, Class FJ, (LIBOR USD 1 Month + 0.35%), 2.42%, 12/15/29(a)		6	5,665
Federal National Mortgage Association:
Series 2017-69, Class HA, 3.00%, 06/25/46		2,476	2,425,068
Series 2017-87, Class UA, 3.50%, 12/25/44		1,184	1,178,543
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,349	1,367,650
Government National Mortgage Association:
Series 2014-12, Class ZA, 3.00%, 01/20/44		687	633,059
Series 2014-62, Class Z, 3.00%, 04/20/44		568	526,919
Series 2009-122, Class PY, 6.00%, 12/20/39		128	137,572
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.82%, 07/20/39(e)		520	572,254

			7,903,251

2

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Interest Only Collateralized Mortgage Obligations — 0.8%
Federal National Mortgage Association, Series 2013-10, Class PI, 3.00%, 02/25/43(c)	USD	1,380	$148,903
Federal National Mortgage Association Variable Rate Notes(a):
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 4.04%, 05/25/39		3,342	433,763
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 4.04%, 09/25/46		2,614	343,234
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 4.09%, 09/25/47		1,631	274,597
Government National Mortgage Association:
Series 2017-139, Class IB, 4.50%, 09/20/47		1,914	354,950
Series 2017-144, Class DI, 4.50%, 09/20/47		1,361	251,542

			1,806,989
Interest Only Commercial Mortgage-Backed Securities — 2.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes:
Series K064, Class X1, 0.61%, 03/25/27(e)		19,140	853,160
Series K722, Class X1, (LIBOR USD 1 Month + 0.00%), 1.31%, 03/25/23(a)		3,949	191,569
Federal National Mortgage Association ACES Variable Rate Notes, Series 2016-M4, Class X2, 2.62%, 01/25/39(e)		1,607	163,455
Finnish Real Estate Management Federation Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22(b)(e)		70,606	195,345
Government National Mortgage Association Variable Rate Notes(e):
Series 2017-54, 0.65%, 12/16/58		1,439	88,853
Series 2017-53, 0.69%, 11/16/56		8,609	505,868
Series 2017-127, 0.72%, 02/16/59		12,730	869,828
Series 2017-64, 0.72%, 11/16/57		12,443	810,211
Series 2013-63, 0.79%, 09/16/51		21,279	1,103,896
Series 2015-171, 0.89%, 11/16/55		12,878	802,929
Series 2016-45, 1.01%, 02/16/58		13,603	1,043,647

			6,628,761
Mortgage-Backed Securities — 161.1%
Federal Home Loan Mortgage Corp.:
2.50%, 09/01/27 - 02/01/32		3,598	3,488,130
2.50%, 08/15/33(f)		2,158	2,085,267
3.00%, 09/01/27 - 12/01/46		4,634	4,509,431
3.00%, 01/15/29 - 08/15/48(f)		12,935	12,531,524
3.00%, 06/01/30 - 07/01/43(g)		2,536	2,478,829
3.50%, 08/15/33 - 06/15/44(e)(f)		1,516	1,525,895
3.50%, 12/01/40 - 01/01/48		6,203	6,189,892
3.50%, 12/01/43 - 01/01/48(g)		19,337	19,300,760
4.00%, 08/01/40 - 07/01/48		2,934	2,999,471
4.00%, 09/15/43(f)		8,717	8,849,980
4.00%, 01/01/47 - 08/01/47(g)		2,161	2,209,229
4.50%, 01/01/19 - 08/01/48		4,341	4,547,059
4.50%, 11/15/40(f)		2,523	2,615,861
5.00%, 11/01/24 - 02/01/42		967	1,029,886
5.00%, 11/01/41(g)		978	1,042,327
5.50%, 02/01/35 - 07/01/37		237	255,444
5.50%, 06/01/41(g)		731	787,103
6.00%, 08/01/28 - 11/01/39		30	33,120

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32	USD	1,413	$1,332,426
2.50%, 06/01/28 - 08/01/32		7,011	6,809,879
2.50%, 04/25/29 - 08/25/48(f)		1,427	1,345,539
2.50%, 10/01/31 - 02/01/33(g)		4,390	4,260,324
3.00%, 04/01/28 - 03/01/47		14,770	14,447,972
3.00%, 02/25/29(e)(f)		31,952	31,658,690
3.00%, 01/01/30 - 02/01/47(g)		15,598	15,152,799
3.50%, 10/25/27 - 04/25/44(f)		20,093	19,916,212
3.50%, 11/01/27 - 01/01/48		17,901	17,897,841
3.50%, 11/01/29 - 01/01/48(g)		20,789	20,741,080
4.00%, 04/01/26 - 04/01/48(g)		19,793	20,257,421
4.00%, 08/01/31 - 01/01/57		21,353	21,868,077
4.00%, 08/25/33 - 09/25/43(f)		2,260	2,298,120
4.50%, 07/01/24 - 07/01/48		10,192	10,677,863
4.50%, 12/01/34 - 12/01/47(g)		14,018	14,663,121
4.50%, 08/25/48(f)		412	427,353
5.00%, 01/01/23 - 06/01/39		781	824,262
5.00%, 04/25/37(f)		282	297,874
5.00%, 06/01/39(g)		2,371	2,530,899
5.03%, 09/01/44		102	106,910
5.50%, 06/01/24 - 03/01/40		726	781,676
5.50%, 03/01/35(g)		627	679,579
6.00%, 12/01/32 - 09/01/40		960	1,049,678
6.00%, 07/01/39(g)		698	751,626
6.50%, 09/01/36 - 05/01/40		282	312,351
Government National Mortgage Association:
3.00%, 02/15/45 - 04/20/47		18,603	18,212,334
3.50%, 12/20/41 - 10/20/46		22,919	23,002,905
3.50%, 12/20/44(e)(f)		11,242	11,246,485
3.50%, 06/20/46(h)		4,446	4,454,375
4.00%, 04/20/39 - 01/15/48		3,585	3,694,086
4.00%, 06/20/44(f)		18,914	19,334,087
4.50%, 09/20/39 - 06/20/44		4,758	5,017,602
4.50%, 10/20/41(f)		1,619	1,681,357
5.00%, 12/15/34 - 07/20/44		3,259	3,476,298
5.50%, 07/15/38 - 12/20/41		1,004	1,077,668
6.50%, 10/15/38 - 02/20/41		381	424,187

			379,190,164

Total U.S. Government Sponsored Agency Securities — 168.1% (Cost: $402,998,029)			395,529,165

Total Long-Term Investments — 189.1% (Cost: $452,584,790)			444,929,096

	shares
Short-Term Securities(i) — 3.1%

Money Market Funds — 0.6%
Dreyfus Treasury Prime Cash Management Institutional Shares, 1.78%		1,341,318	1,341,318

Total Money Market Funds — 0.6% (Cost: $1,341,318)			1,341,318

3

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations — 2.5%
U.S. Treasury Bills(j):
1.85%, 08/02/18	USD	2,000	$1,999,900
1.84%, 08/09/18		3,987	3,985,352

Total U.S. Treasury Obligations — 2.5% (Cost: $5,985,272)			5,985,252

Total Short-Term Securities — 3.1% (Cost: $7,326,590)			7,326,570

Total Options Purchased — 0.0% (Cost: $52,560)			13,108

Total Investments Before Options Written and TBA Sale Commitments — 192.2% (Cost: $459,963,940)			452,268,774

Total Options Written — 0.0% (Premium Received — $167,437)			(60,094)

TBA Sale Commitments — (40.0)%(f)

Mortgage-Backed Securities — (40.0)%
Federal Home Loan Mortgage Corp.:
3.00%, 08/15/48		1,168	(1,124,909)
3.50%, 06/15/44(e)		9,215	(9,126,614)
4.00%, 09/15/43		894	(907,639)
Federal National Mortgage Association:
2.00%, 08/25/33		569	(536,260)
2.50%, 04/25/29		4,664	(4,514,060)
3.00%, 02/25/29 - 05/25/44		4,260	(4,107,997)
3.50%, 10/25/27 - 04/25/44		43,460	(43,067,130)
4.00%, 09/25/43(e)		22,067	(22,415,242)
4.50%, 08/25/48		3,152	(3,269,605)
5.00%, 04/25/37		2,354	(2,486,504)
Government National Mortgage Association(e):
3.00%, 02/20/45		821	(800,379)
4.00%, 06/20/44		1,725	(1,763,543)

Total TBA Sale Commitments — (40.0)% (Proceeds: $94,398,196)			(94,119,882)

Total Investments Net of TBA Sale Commitments — 152.2% (Cost: $365,398,307)			358,088,798
Liabilities in Excess of Other Assets — (52.2)%			(122,765,381)

Net Assets — 100.0%			$235,323,417

4

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates at the time of purchase.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	$1,919,200	$1,921,428	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	785,400	786,312	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	674,500	675,283	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	614,000	614,713	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	574,500	575,167	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,609,200	1,611,068	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	2,458,100	2,460,954	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	3,467,900	3,471,927	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	774,900	775,800	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	981,100	982,239	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	987,700	988,847	U.S. Government Sponsored Agency Securities	Up to 30 days

5

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	$577,200	$577,870	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	610,300	611,009	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,153,100	1,154,439	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	633,700	634,436	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	2,465,800	2,468,663	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	830,500	831,464	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	781,200	782,107	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	973,100	974,230	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	667,500	668,275	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,018,500	1,019,683	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,449,300	1,450,983	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	763,000	763,886	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,211,800	1,213,207	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	666,200	666,973	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,154,500	1,155,840	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	807,400	808,337	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	774,400	775,299	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	822,000	822,954	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,098,100	1,099,375	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,122,100	1,123,403	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	657,300	658,063	U.S. Government Sponsored Agency Securities	Up to 30 days

6

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	$1,091,100	$1,092,367	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	711,600	712,426	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	723,600	724,440	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,373,100	1,374,694	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,256,500	1,257,959	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	3,038,000	3,041,527	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,251,000	1,252,452	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,566,600	1,568,419	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	761,700	762,584	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	3,964,900	3,969,504	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,365,900	1,367,486	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	815,200	816,146	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	567,500	568,159	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	846,400	847,383	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	714,000	714,829	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	968,800	969,925	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,374,200	1,375,796	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	602,500	603,200	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	738,300	739,157	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	593,900	594,590	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	748,500	749,369	U.S. Government Sponsored Agency Securities	Up to 30 days

7

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	$3,107,000	$3,110,608	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,182,900	1,184,273	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	662,400	663,169	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,147,300	1,148,632	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	6,887,600	6,895,597	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,389,400	1,391,013	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	3,558,500	3,562,632	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	968,100	969,224	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	2,364,000	2,366,745	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,009,100	1,010,272	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,248,000	1,249,449	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	602,600	603,300	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	3,243,400	3,247,166	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	602,800	603,500	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	3,037,300	3,040,827	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,655,000	1,656,922	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,855,000	1,857,154	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	785,600	786,512	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	737,800	738,657	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	711,000	711,826	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	694,700	695,507	U.S. Government Sponsored Agency Securities	Up to 30 days

8

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	$3,288,000	$3,291,818	U.S. Government Sponsored Agency Securities	Up to 30 days
Citigroup Global Markets, Inc.	2.09%	07/11/18	08/13/18	1,170,400	1,171,759	U.S. Government Sponsored Agency Securities	Up to 30 days

				$102,064,700	$102,183,208

9

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

Currency

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CSMC — Credit Suisse Mortgage Capital

LIBOR — London Interbank Offered Rate

OTC — Over-The-Counter

S&P — Standard & Poor’s

TBA — To-be-announced

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Ultra Bond	7	09/19/18	$1,098	$2,109
3 Month Eurodollar	98	09/16/19	23,761	(10,922)

				(8,813)

Short Contracts
3 Month Eurodollar	2	09/17/18	488	(128)
U.S. Treasury 10 Year Note	179	09/19/18	21,377	99,472
U.S. Treasury 10 Year Ultra Note	5	09/19/18	636	4,820
U.S. Treasury Long Bond	13	09/19/18	1,859	19,569
U.S. Treasury 2 Year Note	22	09/28/18	4,650	3,912
U.S. Treasury 5 Year Note	2	09/28/18	226	683
3 Month Eurodollar	2	12/17/18	487	22
3 Month Eurodollar	3	03/18/19	729	171
3 Month Eurodollar	3	06/17/19	728	321
3 Month Eurodollar	2	12/16/19	485	258
3 Month Eurodollar	3	03/16/20	727	421
3 Month Eurodollar	3	06/15/20	727	484
3 Month Eurodollar	100	09/14/20	24,234	11,118

				141,123

				$132,310

10

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	3.35%	Semi Annual	3 month LIBOR	Quarterly	Bank of America NA	11/16/18	3.35%	USD	4,800	$13,108

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi Annual	Bank of America NA	11/16/18	2.50%	USD	8,530	$(1,270)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.40%	Semi Annual	Barclays Bank plc	11/26/18	2.40%	USD	2,500	(279)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi Annual	Bank of America NA	11/26/18	2.50%	USD	8,530	(1,555)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.55%	Semi Annual	Citibank NA	12/28/18	2.55%	USD	4,800	(1,741)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.40%	Semi Annual	Bank of America NA	03/21/19	2.40%	USD	6,050	(2,827)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.40%	Semi Annual	Bank of America NA	03/21/19	2.40%	USD	6,050	(2,827)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.55%	Semi Annual	Citibank NA	12/28/18	2.55%	USD	7,200	(8,572)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi Annual	JP Morgan Chase Bank NA	11/26/18	2.50%	USD	5,100	(5,332)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.55%	Semi Annual	Citibank NA	12/28/18	2.55%	USD	5,000	(9,739)

										(34,142)

Put
2-Year Interest Rate Swap	3.25%	Semi Annual	3 month LIBOR	Quarterly	Barclays Bank plc	10/19/18	3.25%	USD	13,300	(1,827)
2-Year Interest Rate Swap	3.20%	Semi Annual	3 month LIBOR	Quarterly	Bank of America NA	03/21/19	3.20%	USD	12,100	(24,125)

										(25,952)

										$(60,094)

11

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	JP Morgan Securities LLC	09/17/58	USD	3,100	$255,236	$332,860	$(77,624)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	3,100	$(255,236)	$(364,314)	$109,078

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

12

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.82%	Semi Annual	3 month LIBOR	Quarterly	07/24/20	USD	5,900	$5,349	$—	$5,349
2.50%	Semi Annual	3 month LIBOR	Quarterly	01/29/23	USD	14,285	280,698	—	280,698
2.71%	Semi Annual	3 month LIBOR	Quarterly	02/06/23	USD	14,245	47,454	—	47,454
2.91%	Semi Annual	3 month LIBOR	Quarterly	07/24/23	USD	10,900	31,982	—	31,982
2.97%	Semi Annual	3 month LIBOR	Quarterly	07/24/28	USD	5,700	28,871	—	28,871
2.99%	Semi Annual	3 month LIBOR	Quarterly	07/24/48	USD	600	6,025	—	6,025

							$400,379	$—	$400,379

13

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate		2.35%

14

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

15

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

The following table summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$11,987,789	$540,013	$12,527,802
Non-Agency Mortgage-Backed Securities	—	36,324,600	547,529	36,872,129
U.S. Government Sponsored Agency Securities	—	395,380,262	148,903	395,529,165
Short-Term Securities:
Money Market Funds	1,341,318	—	—	1,341,318
U.S. Treasury Obligations	—	5,985,252	—	5,985,252
Options Purchased:
Interest rate contracts	—	13,108	—	13,108
Liabilities:
TBA Sale Commitments	—	(94,119,882)	—	(94,119,882)

	$1,341,318	$355,571,129	$1,236,445	$358,148,892

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$109,078	$—	$109,078
Interest rate contracts	143,360	400,379	—	543,739
Liabilities:
Credit contracts	—	(77,624)	—	(77,624)
Interest rate contracts	(11,050)	(60,094)	—	(71,144)

	$132,310	$371,739	$—	$504,049

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

16

Schedule of Investments (Unaudited) (continued) July 31, 2018	BlackRock U.S. Mortgage Portfolio

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of April 30, 2018	$2,516,254	$615,000	$156,035	$3,287,289
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(1,941,222)	—	—	(1,941,222)
Accrued discounts/premiums	—	—	92	92
Net realized gain (loss)	1,128	—	—	1,128
Net change in unrealized appreciation (depreciation)(a)	(977)	164	(7,224)	(8,037)
Purchases	—	—	—	—
Sales	(35,170)	(67,635)	—	(102,805)

Closing Balance, as of July 31, 2018	$540,013	$547,529	$148,903	$1,236,445

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018(a)	$(977)	$164	$805	$(8)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 20, 2018